UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06669

Name of Fund: BlackRock Capital Appreciation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation Fund, Inc.,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2013

Date of reporting period: 03/31/2013

Item 1 – Report to Stockholders

MARCH 31, 2013

# SEMI-ANNUAL REPORT (UNAUDITED)

BLACKROCK®

## BlackRock Capital Appreciation Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013

Dear Shareholder

Despite continued global headwinds, risk assets (such as equities) have generated strong performance as investors sought meaningful yields in the ongoing low-interest-rate environment. About this time one year ago, concerns about Europe’s debt crisis dominated the markets as political instability in Greece and severe deficit and liquidity problems in Spain raised the specter of a full-blown euro collapse. Investors were also discouraged by gloomy economic reports from various parts of the world, particularly in China. As the outlook for the global economy worsened, however, investors grew increasingly optimistic that the world’s largest central banks would intervene to stimulate growth. This theme, along with the European Central Bank’s (“ECB’s”) firm commitment to preserve the euro currency bloc, drove most asset classes higher through the summer of 2012. In early September, the ECB announced it would purchase unlimited amounts of short term sovereign bonds to support the region’s debt-laden countries. Days later, the US Federal Reserve announced its own much-anticipated stimulus package.

Although financial markets world-wide were buoyed by these aggressive policy actions, risk assets weakened in the fall of 2012. Global trade began to slow as many European countries fell into recession and growth continued to decelerate in China. In the United States, stocks slid on lackluster corporate earnings and volatility rose in advance of the US Presidential election. In the post-election environment, investors grew increasingly concerned over the “fiscal cliff,” the automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013. There was widespread fear that the fiscal cliff would push the United States into recession unless politicians could agree upon alternate measures to reduce the nation’s deficit. Worries that bipartisan gridlock would preclude a timely budget deal triggered high levels of volatility in financial markets around the world in the months leading up to the last day of the year. Ultimately, the worst of the fiscal cliff was averted with a last-minute tax deal, although the postponement of decisions relating to spending cuts and the debt ceiling left some lingering uncertainty.

Investors shook off the nerve-wracking finale to 2012 and the New Year began with a powerful relief rally in risk assets. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies underpinned the rally. Underlying this aura of comfort was the absence of negative headlines out of Europe. Against this backdrop, global equities surged through January while rising US Treasury yields pressured high quality fixed income assets (as prices move in the opposite direction as yields).

However, bond markets regained strength in February when economic momentum slowed and investors toned down their risk appetite. US stocks continued to rise, but at a more moderate pace. Uncertainty about how long the Federal Reserve would maintain its monetary easing bias drove high levels of volatility later in the month, but these fears abated as the budget sequester (automatic spending cuts scheduled to take effect March 1) began to appear imminent and was deemed likely to deter any near-term changes in the central bank’s policy stance. Improving labor market data and rising home prices pushed US stocks higher at the end of the period, with major indices reaching new all-time highs. Outside the United States, equity prices weakened in the final two months of the period due to a resurgence of macro risk out of Europe. Italy’s February presidential election ended in a stalemate, further propagating the ongoing theme of political instability in the eurozone. In March, a severe banking crisis in Cyprus underscored the fragility of the broader European banking system.

For the 6- and 12-month periods ended March 31, 2013, US and international stocks and high yield bonds posted strong gains, while emerging market equities lagged as the pace of global growth failed to impress investors. US Treasury yields were highly volatile over the past 12 months. While remaining relatively low from a historical standpoint, yields began inching higher in the later part of the period, pressuring Treasuries and investment-grade bonds. Tax-exempt municipal bonds, however, benefited from favorable supply-and-demand dynamics. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

Markets have always been unpredictable, but that does not mean investors can delay taking action. At BlackRock, we believe it’s time for a different approach to investing. One that seeks out more opportunities in more places across a broader array of investments in a portfolio designed to move freely as the markets move up and down. People everywhere are asking, “So what do I do with my money?” Visit www.blackrock.com for answers.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Despite continued global headwinds, risk assets (such as equities) have generated strong performance as investors sought meaningful yields in the ongoing low-interest-rate environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2013

	6-month	12-month
US large cap equities (S&P 500® Index)	10.19%	13.96%
US small cap equities (Russell 2000® Index)	14.48	16.30
International equities (MSCI Europe, Australasia, Far East Index)	12.04	11.25
Emerging market equities (MSCI Emerging Markets Index)	3.87	1.96
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.06	0.12
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	(0.55)	6.19
US investment grade bonds (Barclays US Aggregate Bond Index)	0.09	3.77
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.26	5.82
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	6.28	13.08

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of March 31, 2013

Investment Objective

 BlackRock Capital Appreciation Fund, Inc.’s (the “Fund”) investment objective is to seek long-term growth of capital.

Portfolio Management Commentary

How did the Fund perform?

—

For the six-month period ended March 31, 2013, the Fund underperformed its benchmark, the Russell 1000® Growth Index, and the broad-market S&P 500® Index. The following discussion of relative performance pertains to the Russell 1000® Growth Index.

What factors influenced performance?

—	Relative to the benchmark index, negative performance in the information technology (“IT”), health care and financials sectors overshadowed positive results in industrials.

—

Positioning within the IT sector was the largest detractor from the Fund’s performance. Most notably, shares of software-maker VMware, Inc. fell after the company issued downbeat earnings forecasts for the first quarter and full-year 2013. (The Fund sold this position by the end of the period.) Facebook, Inc. was another source of underperformance after the company forecast a declining profit margin, partly due to heavy costs associated with the build-out of its mobile platform. Shares of data analytics firm Teradata Corp. also lagged on a cautious growth forecast for the first half of 2013. In health care, one of the Fund’s largest holdings in the sector, pharmacy benefit manager Express Scripts Holding Co., had a negative impact on returns after the company issued a weaker-than-expected outlook for 2013. The Fund’s positions in credit rating agencies Moody’s Corp. and The McGraw-Hill Cos., Inc. detracted from performance in financials as both stocks were dragged down by the US government’s lawsuit against Standard & Poor’s.

—

Conversely, the Fund benefited from its overweight in industrials as it was the best-performing sector in the benchmark index during the period. Stock selection within the sector also boosted relative performance. In particular, an overweight position in power management company Eaton Corp. Plc contributed positively as the company’s shares posted strong gains after finalizing its merger with Cooper Industries, Inc. Other notable contributors in industrials included aerospace & defense holding The Boeing Co. and building products company Masco Corp. Notable indi-

vidual contributors elsewhere in the Fund included biotech giant Gilead Sciences, Inc. and broadcasting firm CBS Corp. Gilead Sciences, Inc. shares surged on better-than-expected earnings and positive clinical trial results for its experimental hepatitis C therapies, while CBS Corp. moved up on better-than-expected profit growth resulting from strong advertising revenue and higher cable fees, as well as announced plans to nearly double its share repurchase commitment. Lastly, an underweight in Apple, Inc. benefited relative results as shares tumbled during the period due to investors’ increasing concerns about weakening profit margins and the company’s ability to continue to innovate and drive demand for its products.

Describe recent portfolio activity.

—

During the six-month period, the Fund significantly increased exposure to the consumer discretionary sector. Notable additions in media (Viacom, Inc., Liberty Global, Inc. and Sirius XM Radio, Inc.), internet & catalog retail (Expedia, Inc.) and textiles, apparel & luxury goods (Ralph Lauren Corp.) helped move the Fund to a substantial overweight in consumer discretionary by period end. The Fund also increased exposure to energy via several new positions including FMC Technologies, Inc., EOG Resources, Inc. and Schlumberger Ltd. The Fund substantially reduced its allocations to the IT sector, as well as to consumer staples and telecommunication services.

Describe portfolio positioning at period end.

—

As of period end, the Fund’s largest overweight relative to the Russell 1000® Growth Index was consumer discretionary, while the most notable underweight was in consumer staples. The consumer discretionary overweight reflects Fund management’s favorable view on media stocks, which are currently trading at lower valuations relative to traditional consumer staples companies, but offer attractive growth and pricing power, and are led by management teams committed to returning cash to shareholders.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013

Fund Summary as of March 31, 2013

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments
Google, Inc., Class A	6%
Amazon.com, Inc.	3
Allergan, Inc.	3
Viacom, Inc., Class B	3
eBay, Inc.	3
QUALCOMM, Inc.	3
Danaher Corp.	3
The Estee Lauder Cos., Inc., Class A	3
The Home Depot, Inc.	3
Visa, Inc., Class A	2

Sector Allocation	Percent of Long-Term Investments
Information Technology	29%
Consumer Discretionary	25
Health Care	13
Industrials	13
Consumer Staples	6
Energy	6
Financials	5
Materials	2
Communications	1

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013	5

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a diversified portfolio consisting of common stock of US companies that Fund management believes have exhibited above-average growth rates in earnings over the long-term.

[3]	This unmanaged broad-based index is a subset of the Russell 1000® Index consisting of those Russell 1000® securities with greater-than-average growth orientation.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Performance Summary for the Period Ended March 31, 2013

		Average Annual Total Returns[5]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
BlackRock	5.24%	5.28%	N/A	5.18%	N/A	8.27%	N/A
Institutional	5.18	5.18	N/A	5.05	N/A	8.11	N/A
Investor A	5.03	4.90	(0.62)%	4.72	3.59%	7.84	7.26%
Investor B	4.54	3.89	(0.61)	3.79	3.44	7.16	7.16
Investor C	4.64	4.10	3.10	3.94	3.94	7.07	7.07
Class R	4.90	4.57	N/A	4.38	N/A	7.39	N/A
Russell 1000® Growth Index	8.10	10.09	N/A	7.30	N/A	8.62	N/A
S&P 500® Index	10.19	13.96	N/A	5.81	N/A	8.53	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 7 for a detailed description of share classes, including any related sales charges and fees.

N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During the Period[6]	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During the Period[6]	Annualized Expense Ratio
BlackRock	$1,000.00	$1,052.40	$3.68	$1,000.00	$1,021.34	$3.63	0.72%
Institutional	$1,000.00	$1,051.80	$4.30	$1,000.00	$1,020.74	$4.23	0.84%
Investor A	$1,000.00	$1,050.30	$5.62	$1,000.00	$1,019.45	$5.54	1.10%
Investor B	$1,000.00	$1,045.40	$11.07	$1,000.00	$1,014.11	$10.90	2.17%
Investor C	$1,000.00	$1,046.40	$9.74	$1,000.00	$1,015.41	$9.60	1.91%
Class R	$1,000.00	$1,049.00	$7.20	$1,000.00	$1,017.90	$7.09	1.41%

[6]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 7 for further information on how expenses were calculated.

6	BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013

About Fund Performance

—

BlackRock and Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to June 28, 2010, BlackRock Shares performance results are those of the Institutional Shares of BlackRock Capital Appreciation Portfolio, a series of BlackRock FundsSM (the “Predecessor Fund”). Prior to June 28, 2010, Institutional Shares performance results are those of the Institutional Shares of the Predecessor Fund restated to reflect Institutional Share fees.

—	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

—

Investor B Shares are subject to a maximum contingent deferred sales charge (“CDSC”) of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. These shares are only available through exchanges and dividend reinvestments by existing shareholders and for purchase by certain employer-sponsored retirement plans.

—

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

—

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer- sponsored retirement plans. Prior to June 28, 2010, Class R Shares performance results are those of the Institutional Shares of the Predecessor Fund (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Performance for the Fund for periods prior to June 28, 2010 is based on performance of the Predecessor Fund, that reorganized with the Fund on that date.

Performance for the Fund for the periods prior to January 28, 2005 is based on performance of a certain former State Street Research mutual fund that reorganized with the Predecessor Fund on that date.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager has contractually agreed to waive fees and/or reimburse expenses until February 1, 2023. On February 1 of each year, the waiver agreement will renew automatically so that the agreement will have a perpetual ten-year term. This agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a majority shareholder vote.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on October 1, 2012 and held through March 31, 2013) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013	7

Schedule of Investments March 31,2013 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.5%
Precision Castparts Corp.	435,846	$82,645,118
United Technologies Corp.	799,290	74,677,665

		157,322,783

Beverages — 1.3%
The Coca-Cola Co.	1,475,893	59,685,113

Biotechnology — 3.1%
Gilead Sciences, Inc. (a)(b)	1,656,786	81,066,539
United Therapeutics Corp. (a)(b)	912,831	55,564,023

		136,630,562

Chemicals — 1.9%
Monsanto Co.	784,002	82,814,131

Communications Equipment — 3.7%
F5 Networks, Inc. (a)(b)	252,073	22,454,663
QUALCOMM, Inc.	2,090,200	139,938,890

		162,393,553

Computers & Peripherals — 1.3%
Apple, Inc.	131,291	58,113,335

Consumer Finance — 0.6%
Discover Financial Services	622,050	27,892,722

Diversified Financial Services — 1.6%
JPMorgan Chase & Co.	65,775	3,121,681
The McGraw-Hill Cos., Inc.	435,790	22,695,943
Moody’s Corp.	843,292	44,964,329

		70,781,953

Electrical Equipment — 2.9%
Eaton Corp. Plc	1,209,500	74,081,875
Roper Industries, Inc.	429,100	54,628,721

		128,710,596

Energy Equipment & Services — 3.0%
FMC Technologies, Inc. (a)(b)	1,899,572	103,317,721
Schlumberger Ltd.	423,272	31,698,840

		135,016,561

Food Products — 1.8%
Mead Johnson Nutrition Co.	1,058,852	82,008,087

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	2,694,100	95,155,612
Intuitive Surgical, Inc. (a)	71,715	35,225,691

		130,381,303

Hotels, Restaurants & Leisure — 1.4%
Las Vegas Sands Corp.	1,075,507	60,604,819

Industrial Conglomerates — 3.0%
Danaher Corp.	2,146,944	133,432,570

Insurance — 1.8%
American International Group, Inc. (a)	2,010,200	78,035,964

Internet & Catalog Retail — 5.2%
Amazon.com, Inc. (a)	578,540	154,175,125
Expedia, Inc.	1,269,655	76,191,997

		230,367,122

Internet Software & Services — 10.6%
eBay, Inc. (a)	2,590,182	140,439,668
Facebook, Inc., Class A (a)(b)	1,551,417	39,685,247

Common Stocks	Shares	Value

Internet Software & Services (concluded)
Google, Inc., Class A (a)	309,775	$245,970,643
Linkedin Corp., Class A (a)	246,993	43,485,588

		469,581,146

IT Services — 8.7%
Alliance Data Systems Corp. (a)(b)	295,694	47,869,902
Gartner, Inc. (a)(b)	1,049,500	57,103,295
Mastercard, Inc., Class A	189,604	102,600,412
Teradata Corp. (a)(b)	1,288,500	75,390,135
Visa, Inc., Class A	622,157	105,667,145

		388,630,889

Media — 12.8%
CBS Corp., Class B	1,287,846	60,129,530
Discovery Communications, Inc., Class A (a)(b)	554,500	43,661,330
Discovery Communications, Inc., Class C (a)	334,900	23,288,946
DISH Network Corp., Class A	711,600	26,969,640
Liberty Global, Inc., Class A (a)	1,428,968	104,886,251
Sirius XM Radio, Inc.	31,321,316	96,469,653
Viacom, Inc., Class B	2,289,500	140,964,515
The Walt Disney Co.	1,243,474	70,629,323

		566,999,188

Oil, Gas & Consumable Fuels — 2.6%
Concho Resources, Inc. (a)(b)	188,300	18,346,069
EOG Resources, Inc.	460,645	58,994,805
Noble Energy, Inc.	329,577	38,118,876

		115,459,750

Personal Products — 2.7%
The Estee Lauder Cos., Inc., Class A	1,866,964	119,541,705

Pharmaceuticals — 7.2%
AbbVie, Inc.	564,169	23,006,812
Allergan, Inc.	1,284,268	143,362,837
Merck & Co., Inc.	1,250,600	55,314,038
Valeant Pharmaceuticals International, Inc. (a)	839,500	62,979,290
Zoetis, Inc. (a)	1,078,000	36,005,200

		320,668,177

Professional Services — 1.3%
Verisk Analytics, Inc., Class A (a)	947,600	58,400,588

Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	684,400	52,644,048

Road & Rail — 1.3%
Union Pacific Corp.	394,389	56,164,937

Software — 4.4%
Citrix Systems, Inc. (a)	914,899	66,019,112
Salesforce.com, Inc. (a)	465,426	83,232,132
Splunk, Inc. (a)	1,109,363	44,407,801

		193,659,045

Specialty Retail — 3.5%
CarMax, Inc. (a)(b)	1,013,960	42,282,132
The Home Depot, Inc.	1,651,423	115,236,297

		157,518,429

Textiles, Apparel & Luxury Goods — 3.2%
Ralph Lauren Corp.	561,200	95,016,772

8	BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Textiles, Apparel & Luxury Goods (concluded)
Under Armour, Inc., Class A (a)(b)	908,800	$46,530,560

141,547,332
Trading Companies & Distributors — 1.1%
United Rentals, Inc. (a)(b)	863,005	47,439,385

Total Long-Term Investments (Cost — $3,598,041,163) — 99.6%		4,422,445,793

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (c)(d)	21,628,267	$21,628,267

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.23% (c)(d)(e)	$286,958	286,957,518

Total Short-Term Securities (Cost — $308,585,785) — 7.0%		308,585,785

Total Investments (Cost — $3,906,626,948) — 106.6%		4,731,031,578
Liabilities in Excess of Other Assets — (6.6)%		(293,168,656)

Net Assets — 100.0%		$4,437,862,922

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers considered to be an affiliate of the Fund during the six months ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2012	Net Activity	Shares/ Beneficial Interest Held at March 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	28,521,348	(6,893,081)	21,628,267	$15,265
BlackRock Liquidity Series, LLC Money Market Series	$488,681,735	$(201,724,217)	$286,957,518	$2,768,799

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013	9

Schedule of Investments (concluded)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$4,422,445,793	—	—	$4,422,445,793
Short-Term Securities	21,628,267	$286,957,518	—	308,585,785

Total	$4,444,074,060	$286,957,518	—	$4,731,031,578

1 See above Schedule of Investments for values in each industry.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$96,630	—	—	$96,630
Liabilities:
Collateral on securities loaned at value	—	$(286,957,518)	—	(286,957,518)

Total	$96,630	$(286,957,518)	—	$(286,860,888)

There were no transfers between levels during the six months ended March 31, 2013.

10	BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013

Statement of Assets and Liabilities

March 31, 2013 (Unaudited)
Assets
Investments at value — unaffiliated (including securities loaned at value of $283,485,223) (cost — $3,598,041,163)	$4,422,445,793
Investments at value — affiliated (cost — $308,585,785)	308,585,785
Cash	96,630
Investments sold receivable	99,841,447
Capital shares sold receivable	4,900,012
Dividends receivable — unaffiliated	2,361,238
Dividends receivable — affiliated	1,491
Securities lending income receivable — affiliated	72,947
Receivable from Manager	44,050
Prepaid expenses	140,653

Total assets	4,838,490,046

Liabilities
Collateral on securities loaned at value	286,957,518
Investments purchased payable	92,674,821
Capital shares redeemed payable	15,408,989
Investment advisory fees payable	2,304,139
Service and distribution fees payable	955,510
Other affiliates payable	143,944
Officer’s and Directors’ fees payable	25,828
Other accrued expenses payable	2,156,375

Total liabilities	400,627,124

Net Assets	$4,437,862,922

Net Assets Consist of
Paid-in capital	$3,491,078,934
Undistributed net investment income	6,029,475
Accumulated net realized gain	116,349,883
Net unrealized appreciation/depreciation	824,404,630

Net Assets	$4,437,862,922

Net Asset Value
BlackRock — Based on net assets of $789,979,583 and 30,113,613 shares outstanding, 300,000,000 shares authorized, $0.10 par value	$26.23

Institutional — Based on net assets of $1,060,062,348 and 40,457,018 shares outstanding, 300,000,000 shares authorized, $0.10 par value	$26.20

Investor A — Based on net assets of $1,863,343,669 and 73,731,012 shares outstanding, 300,000,000 shares authorized, $0.10 par value	$25.27

Investor B — Based on net assets of $42,699,300 and 1,950,147 shares outstanding, 500,000,000 shares authorized, $0.10 par value	$21.90

Investor C — Based on net assets of $578,697,615 and 26,201,223 shares outstanding, 300,000,000 shares authorized, $0.10 par value	$22.09

Class R — Based on net assets of $103,080,407 and 4,460,315 shares outstanding, 500,000,000 shares authorized, $0.10 par value	$23.11

See Notes to Financial Statements.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013	11

Statement of Operations

Six Months Ended March 31, 2013 (Unaudited)
Investment Income
Dividends — unaffiliated	$38,502,459
Securities lending — affiliated	2,768,799
Dividends — affiliated	15,265

Total income	41,286,523

Expenses
Investment advisory	14,674,459
Service and distribution — class specific	5,692,715
Transfer agent — class specific	4,839,530
Administration	249,222
Registration	164,043
Custodian	98,770
Printing	58,980
Professional	55,670
Officer and Directors	51,381
Miscellaneous	44,458

Total expenses	25,929,228
Less fees waived by Manager	(9,236)
Less transfer agent fees waived — class specific	(2,360)
Less transfer agent fees reimbursed — class specific	(244,657)
Less fees paid indirectly	(166)

Total expenses after fees waived, reimbursed and paid indirectly	25,672,809

Net investment income	15,613,714

Realized and Unrealized Gain
Net realized gain from investments	617,591,393

Net change in unrealized appreciation/depreciation on investments	(416,689,662)

Total realized and unrealized gain	200,901,731

Net Increase in Net Assets Resulting from Operations	$216,515,445

See Notes to Financial Statements.

12	BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013

Statements of Changes in Net Assets

Increase in Net Assets:	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
Operations
Net investment income	$15,613,714	$12,411,620
Net realized gain (loss)	617,591,393	(19,797,435)
Net realized gain from redemption-in-kind transactions	—	77,205,090
Net change in unrealized appreciation/depreciation	(416,689,662)	1,010,347,065

Net increase in net assets resulting from operations	216,515,445	1,080,166,340

Dividends to Shareholders From
Net investment income:
BlackRock	(7,219,609)	—
Institutional	(9,017,557)	—
Investor A	(3,763,148)	—

Decrease in net assets resulting from dividends to shareholders	(20,000,314)	—

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(1,132,890,496)	(198,639,550)

Net Assets
Total increase (decrease) in net assets	(936,375,365)	881,526,790
Beginning of period	5,374,238,287	4,492,711,497

End of period	$4,437,862,922	$5,374,238,287

Undistributed net investment income	$6,029,475	$10,416,075

See Notes to Financial Statements.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013	13

Financial Highlights

	BlackRock
	Six Months
	Ended		Year Ended September 30,
	March 31, 2013
	(Unaudited)		2012	2011	2010[1]	2009[1]	2008[1]
Per Share Operating Performance
Net asset value, beginning of period	$ 25.11		$20.25	$20.86	$18.72	$18.94	$ 22.62
Net investment income[2]	0.13		0.14	0.07	0.05	0.09	0.09
Net realized and unrealized gain (loss)	1.17		4.72	(0.68)	2.16	(0.31)	(3.77)[3]
Net increase (decrease) from investment operations	1.30		4.86	(0.61)	2.21	(0.22)	(3.68)
Dividends from net investment income	(0.18)		—	—	(0.07)	—	—
Net asset value, end of period	$ 26.23		$25.11	$20.25	$20.86	$18.72	$ 18.94

Total Investment Return[4]
Based on net asset value	5.24%	[5]	24.00%	(2.92)%	11.93%	(1.18)%[6]	(16.26)% [7]

Ratios to Average Net Assets
Total expenses	0.78%	[8]	0.77%	0.76%	0.87%	0.92%	0.85%
Total expenses after fees waived, reimbursed and paid indirectly	0.72%	[8]	0.72%	0.72%	0.72%	0.71%	0.70%
Net investment income	1.05%	[8]	0.60%	0.28%	0.25%	0.59%	0.42%

Supplemental Data
Net assets, end of period (000)	$789,980		$1,010,259	$883,370	$292,967	$192,614	$77,323
Portfolio turnover	74%		77%	81%	71%	87%	80%

	Institutional
	Six Months				Period June 28,
	Ended		Year Ended September 30,		2010[9] to
	March 31, 2013				September 30,
	(Unaudited)		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$ 25.06		$20.24	$20.86	$ 19.39
Net investment income[2]	0.12		0.11	0.05	0.01
Net realized and unrealized gain (loss)	1.17		4.71	(0.67)	1.46
Net increase (decrease) from investment operations	1.29		4.82	(0.62)	1.47
Dividends from net investment income	(0.15)		—	—	—
Net asset value, end of period	$ 26.20		$25.06	$20.24	$ 20.86

Total Investment Return[4]
Based on net asset value	5.18%	[5]	23.81%	(2.97)%	7.58%	[5]

Ratios to Average Net Assets
Total expenses	0.84%	[8]	0.84%	0.78%	0.80%	[8]
Total expenses after fees waived, reimbursed and paid indirectly	0.84%	[8]	0.84%	0.78%	0.80%	[8]
Net investment income	0.95%	[8]	0.48%	0.21%	0.08%	[8]
Supplemental Data
Net assets, end of period (000)	$1,060,062		$1,514,881	$1,025,307	$728,129
Portfolio turnover	74%		77%	81%	71%

[1]

On June 28, 2010, BlackRock Capital Appreciation Portfolio was reorganized into the Fund. The activity in the table presented above is for the accounting survivor, BlackRock Capital Appreciation Portfolio, for the periods prior to the date of the reorganization, and for the post-reorganization combined fund thereafter. The net asset values and other per share information have been restated for periods prior to the reorganization to reflect the share conversion ratio of 0.80500157.

[2]	Based on average shares outstanding.
[3]	Includes redemption fees, which are less than $0.005 per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Excluding these proceeds, the Fund’s total return would have been (1.31)%.
[7]	Redemption fee of 2.00% is reflected in total return calculations. There was no impact to the return.
[8]	Annualized.
[9]	Commencement of operations.

See Notes to Financial Statements.

14	BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013

Financial Highlights (continued)

	Investor A
	Six Months Ended		Year Ended September 30,
	March 31, 2013
	(Unaudited)		2012	2011	2010[1]	2009[1]	2008[1]
Per Share Operating Performance
Net asset value, beginning of period	$24.11		$19.51	$20.17	$18.12	$18.37	$22.11
Net investment income (loss)[2]	0.07		0.05	(0.02)	(0.04)	0.01	(0.03)
Net realized and unrealized gain (loss)	1.14		4.55	(0.64)	2.09	(0.26)	(3.71)[3]
Net increase (decrease) from investment operations	1.21		4.60	(0.66)	2.05	(0.25)	(3.74)
Dividends from net investment income	(0.05)		—	—	(0.00)[4]	—	—
Net asset value, end of period	$25.27		$24.11	$19.51	$20.17	$18.12	$18.37

Total Investment Return[5]
Based on net asset value	5.03%	[6]	23.58%	(3.27)%	11.37%	(1.37)%[7]	(16.91)% [8]

Ratios to Average Net Assets
Total expenses	1.10%	[9]	1.09%	1.08%	1.15% [10]	1.35% [10]	1.33% [10]
Total expenses after fees waived, reimbursed and paid indirectly	1.10%	[9]	1.09%	1.07%	1.13%	1.23%	1.23%
Net investment income (loss)	0.57%	[9]	0.23%	(0.09)%	(0.21)%	0.07%	(0.10)%

Supplemental Data
Net assets, end of period (000)	$1,863,344		$2,085,079	$1,848,149	$1,583,570	$169,865	$125,521
Portfolio turnover	74%		77%	81%	71%	87%	80%

[1]

On June 28, 2010, BlackRock Capital Appreciation Portfolio was reorganized into the Fund. The activity in the table presented above is for the accounting survivor, BlackRock Capital Appreciation Portfolio, for the periods prior to the date of the reorganization, and for the post-reorganization combined fund thereafter. The net asset values and other per share information have been restated for periods prior to the reorganization to reflect the share conversion ratio of 0.79434657.

[2]	Based on average shares outstanding.
[3]	Includes redemption fees, which are less than $0.005 per share.
[4]	Amount is greater than $(0.005) per share.
[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[6]	Aggregate total investment return.
[7]	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Excluding these proceeds, the Fund’s total return would have been (1.51)%.
[8]	Redemption fee of 2.00% is reflected in total return calculations. There was no impact to the return.
[9]	Annualized.
[10]	Includes recoupment of past waived fees. There was no financial impact to the expense ratios.

See Notes to Financial Statements.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013	15

Financial Highlights (continued)

	Investor B
	Six Months
	Ended		Year Ended September 30,
	March 31,2013
	(Unaudited)		2012	2011	2010[1]		2009[1]	2008[1]
Per Share Operating Performance
Net asset value, beginning of period	$ 20.95		$17.13	$17.87	$16.18		$16.60	$20.08
Net investment loss[2]	(0.05)		(0.14)	(0.20)	(0.18)		(0.09)	(0.17)
Net realized and unrealized gain (loss)	1.00		3.96	(0.54)	1.87		(0.33)	(3.31)[3]
Net increase (decrease) from investment operations	0.95		3.82	(0.74)	1.69		(0.42)	(3.48)
Net asset value, end of period	$ 21.90		$20.95	$17.13	$17.87		$16.18	$16.60

Total Investment Return[4]
Based on net asset value	4.54%	[5]	22.30%	(4.14)%	10.34%		(2.52)%[6]	(17.32)% [7]

Ratios to Average Net Assets
Total expenses	2.17%	[8]	2.04%	1.99%	2.01%	[9]	2.36% [9]	2.11% [9]
Total expenses after fees waived, reimbursed and paid indirectly	2.17%	[8]	2.04%	1.99%	2.00%		2.11%	2.00%
Net investment loss	(0.44)%	[8]	(0.72)%	(1.01)%	(1.10)%		(0.77)%	(0.87)%

Supplemental Data
Net assets, end of period (000)	$42,699		$60,559	$96,030	$171,808		$10,279	$19,663
Portfolio turnover	74%		77%	81%	71%		87%	80%

[1]

On June 28, 2010, BlackRock Capital Appreciation Portfolio was reorganized into the Fund. The activity in the table presented above is for the accounting survivor, BlackRock Capital Appreciation Portfolio, for the periods prior to the date of the reorganization, and for the post-reorganization combined fund thereafter. The net asset values and other per share information have been restated for periods prior to the reorganization to reflect the share conversion ratio of 0.81383276.

[2]	Based on average shares outstanding.
[3]	Includes redemption fees, which are less than $0.005 per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Excluding these proceeds, the Fund’s total return would have been (2.67)%.
[7]	Redemption fee of 2.00% is reflected in total return calculations. There was no impact to the return.
[8]	Annualized.
[9]

Includes recoupment of past waived fees. There was no financial impact to the expense ratios for the years ended September 30, 2008 and September 30, 2010. Excluding the recoupment of past waived fees for the year ended September 30, 2009, the ratio would have been 2.27%.

See Notes to Financial Statements.

16	BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013

Financial Highlights (concluded)

	Investor C
	Six Months
	Ended		Year Ended September 30,
	March 31, 2013
	(Unaudited)		2012	2011	2010[1]	2009[1]	2008[1]
Per Share Operating Performance
Net asset value, beginning of period	$ 21.11		$17.23	$17.96	$16.25	$16.63	$20.09
Net investment loss[2]	(0.02)		(0.12)	(0.19)	(0.17)	(0.09)	(0.13)
Net realized and unrealized gain (loss)	1.00		4.00	(0.54)	1.88	(0.29)	(3.33)[3]
Net increase (decrease) from investment operations	0.98		3.88	(0.73)	1.71	(0.38)	(3.46)
Net asset value, end of period	$ 22.09		$21.11	$17.23	$17.96	$16.25	$16.63

Total Investment Return[4]
Based on net asset value	4.64%	[5]	22.52%	(4.07)%	10.52%	(2.29)%[6]	(17.22)% [7]

Ratios to Average Net Assets
Total expenses	1.91%	[8]	1.92%	1.91%	1.97%	2.04%	1.96%
Total expenses after fees waived, reimbursed and paid indirectly	1.91%	[8]	1.92%	1.91%	1.94%	1.92%	1.85%
Net investment loss	(0.24)%	[8]	(0.60)%	(0.93)%	(1.04)%	(0.61)%	(0.73)%

Supplemental Data
Net assets, end of period (000)	$578,698		$586,862	$552,456	$608,137	$22,986	$12,361
Portfolio turnover	74%		77%	81%	71%	87%	80%

	Class R
	Six Months				Period June 28,
	Ended		Year Ended September 30,		2010[9] to
	March 31, 2013				September 30,
	(Unaudited)		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$ 22.03		$ 17.88	$18.56	$ 17.28
Net investment income (loss)[2]	0.03		(0.01)	(0.09)	(0.03)
Net realized and unrealized gain (loss)	1.05		4.16	(0.59)	1.31
Net increase (decrease) from investment operations	1.08		4.15	(0.68)	1.28
Net asset value, end of period	$ 23.11		$ 22.03	$17.88	$ 18.56

Total Investment Return[4]
Based on net asset value	4.90%	[5]	23.21%	(3.66)%	7.41%	[5]

Ratios to Average Net Assets
Total expenses	1.41%	[8]	1.39%	1.40%	1.44%	[8]
Total expenses after fees waived, reimbursed and paid indirectly	1.41%	[8]	1.39%	1.40%	1.43%	[8]
Net investment income (loss)	0.28%	[8]	(0.07)%	(0.42)%	(0.55)%	[8]

Supplemental Data
Net assets, end of period (000)	$103,080		$116,598	$87,400	$ 74,677
Portfolio turnover	74%		77%	81%	71%

[1]

On June 28, 2010, BlackRock Capital Appreciation Portfolio was reorganized into the Fund. The activity in the table presented above is for the accounting survivor, BlackRock Capital Appreciation Portfolio, for the periods prior to the date of the reorganization, and for the post-reorganization combined fund thereafter. The net asset values and other per share information have been restated for periods prior to the reorganization to reflect the share conversion ratio of 0.81539389.

[2]	Based on average shares outstanding.
[3]	Includes redemption fees, which are less than $0.005 per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Excluding these proceeds, the Fund’s total return would have been (2.43)%.
[7]	Redemption fee of 2.00% is reflected in total return calculations. There was no impact to the return.
[8]	Annualized.
[9]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013	17

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Capital Appreciation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Maryland corporation. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund offers multiple classes of shares. BlackRock and Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a CDSC. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges and dividend reinvestments by existing shareholders and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Directors of the Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Fund for all financial instruments. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at NAV each business day.

The Fund values its investment in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deem relevant consistent with the principles of fair value measurement which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. A market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

18	BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013

Notes to Financial Statements (continued)

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Redemptions-In-Kind: The Fund transferred securities and cash to shareholders in connection with a redemption-in-kind transaction. For purposes of US GAAP, these transactions were treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The portion of distributions that exceed the Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of the Fund’s taxable income and net capital gains, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. Capital losses carried forward from years beginning before 2011 do not reduce earnings and profits, even if such carried forward losses offset current year realized gains. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Securities Lending: The Fund may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Fund has a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Fund earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended March 31, 2013, any securities on loan were collateralized by cash.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended August 31, 2012 and the period ended September 30, 2012. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013	19

Notes to Financial Statements (continued)

The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.650%
$1 Billion - $1.5 Billion	0.625%
$1.5 Billion - $5 Billion	0.600%
$5 Billion - $7.5 Billion	0.575%
Greater than $7.5 Billion	0.550%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Fund’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by Manager in the Statement of Operations. For the six months ended March 31, 2013, the amount waived was $9,236.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

The Fund entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-

dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended March 31, 2013, the following table shows the class specific service and distribution fees borne directly by each class of the Fund:

Investor A	$2,340,224
Investor B	253,977
Investor C	2,835,838
Class R	262,676

Total	$5,692,715

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2013, the Fund paid $291,064 to the affiliates in return for these services, which is included in transfer agent — class specific in the Statement of Operations.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended March 31, 2013, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

BlackRock	$2,360
Institutional	3,526
Investor A	26,221
Investor B	1,071
Investor C	5,567
Class R	679

Total	$39,424

For the six months ended March 31, 2013, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

BlackRock	$591,178
Institutional	1,307,448
Investor A	1,904,872
Investor B	136,010
Investor C	761,427
Class R	138,595

Total	$4,839,530

20	BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013

Notes to Financial Statements (continued)

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business, in order to limit expenses. The expense limitations as a percentage of average daily net assets are as follows:

BlackRock	0.72%
Investor C	1.94%

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to February 1, 2023 unless approved by the Board, including a majority of the Independent Directors. On February 1 of each year, the waiver will renew automatically, so that the agreement will have a perpetual ten-year term.

These amounts are shown as transfer agent fees waived — class specific and transfer agent fees reimbursed — class specific, respectively, in the Statement of Operations. Class specific expense waivers or reimbursements are as follows:

	BlackRock	Investor C	Total

Transfer Agent Fees Waived	$2,360	$ —	$2,360
Transfer Agent Fees Reimbursed	$244,657	$ —	$244,657

For the six months ended March 31, 2013, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $69,426.

For the six months ended March 31, 2013, affiliates received CDSCs relating to transactions in Investor A, Investor B, and Investor C Shares of $9,340, $8,562 and $21,647, respectively.

The Fund received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BIM does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments, if any. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The share of income earned by the Fund is shown as securities lending — affiliated in the Statement of Operations. For the six months ended March 31, 2013,

BIM received $1,445,117 in securities lending agent fees related to securities lending activities for the Fund.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in officer and directors in the Statement of Operations.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2013, were $ 3,568,132,387 and $4,701,798,989, respectively.

4. Income Tax Information:

As of September 30, 2012, the Fund had a capital loss carryforward of $489,683,982, of which $10,784,067 expires in 2015, $ 105,719,903 expires in 2016, $270,456,080 expires in 2017 and $ 102,723,932 has no expiration. As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,918,184,477

Gross unrealized appreciation	$838,208,050
Gross unrealized depreciation	(25,360,949)

Net unrealized appreciation	$812,847,101

5. Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions. Effective November 2011 to November 2012, the credit agreement had the following terms: a commitment fee of 0.065% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month London Interbank Offered Rate (“LIBOR”) plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2011. The credit agreement, which expired in November 2012, was renewed until November 2013. Effective November 2012 to November 2013, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2012. The Fund did not borrow under the credit agreement during the six months ended March 31, 2013.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013	21

Notes to Financial Statements (continued)

6. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes

7. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

As of March 31, 2013, the Fund invested a significant portion of its assets in securities in the information technology and consumer discretionary sectors. Changes in economic conditions affecting these sectors would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

	Six Months Ended March 31, 2013		Year Ended September 30, 2012
	Shares	Amount	Shares	Amount

BlackRock
Shares sold	3,967,025	$100,021,815	10,174,795	$234,574,632
Shares issued in reinvestment of dividends	231,493	5,664,624	—	—
Shares redeemed	(14,319,153)	(359,529,033)	(13,560,749)	(315,232,539)

Net decrease	(10,120,635)	$(253,842,594)	(3,385,954)	$(80,657,907)

Institutional
Shares sold	7,554,804	$188,182,076	34,848,559	$797,746,170
Shares issued in reinvestment of dividends	342,733	8,383,032	—	—
Shares redeemed	(27,899,452)	(705,258,416)	(25,056,499)[1]	(598,600,221)

Net increase (decrease)	(20,001,915)	$(508,693,308)	9,792,060	$199,145,949

[1] Including (8,411,787) representing redemptions-in-kind.

Investor A
Shares sold and automatic conversion of shares	5,973,894	$144,305,050	17,901,330	$397,911,577
Shares issued in reinvestment of dividends	61,616	1,454,138	—	—
Shares redeemed	(18,800,712)	(444,666,525)	(26,124,463)	(585,341,776)

Net decrease	(12,765,202)	$(298,907,337)	(8,223,133)	$(187,430,199)

Investor B
Shares sold	129,041	$2,697,112	439,851	$8,534,562
Shares redeemed and automatic conversion of shares	(1,068,893)	(22,369,813)	(3,156,755)	(61,959,048)

Net decrease	(939,852)	$(19,672,701)	(2,716,904)	$(53,424,486)

22	BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013

Notes to Financial Statements (concluded)

	Six Months Ended		Year Ended
	March 31, 2013		September 30, 2012
	Shares	Amount	Shares	Amount
Investor C
Shares sold	1,829,267	$38,774,361	4,119,392	$80,738,283
Shares redeemed	(3,429,378)	(72,326,041)	(8,380,932)	(165,001,407)
Net decrease	(1,600,111)	$(33,551,680)	(4,261,540)	$(84,263,124)

Class R
Shares sold	663,928	$14,708,625	2,448,435	$50,024,385
Shares redeemed	(1,495,393)	(32,931,501)	(2,045,131)	(42,034,168)
Net increase (decrease)	(831,465)	$(18,222,876)	403,304	$7,990,217
Total Net Decrease	(46,259,180)	$(1,132,890,496)	(8,392,167)	$(198,639,550)

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 25, 2013, the credit agreement was terminated and a new agreement was entered into. The Fund became a party to a 364-day, $800 million credit agreement, which expires in April 2014. Excluding commitments designated for a certain individual fund, the Fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013	23

Officers and Directors

Robert M. Hernandez, Chairman of the Board and Director

Fred G. Weiss, Vice Chairman of the Board and Director

Paul L. Audet, Director

James H. Bodurtha, Director

Bruce R. Bond, Director

Donald W. Burton, Director

Honorable Stuart E. Eizenstat, Director

Laurence D. Fink, Director

Kenneth A. Froot, Director

Henry Gabbay, Director

John F. O’Brien, Director

Roberta Cooper Ramo, Director

David H. Walsh, Director

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer

and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC

Princeton, NJ 08540

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Fund

100 Bellevue Parkway

Wilmington, DE 19809

24	BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s
Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available, upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013	25

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

26	BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources     Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock China Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short

    Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Income Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities     Portfolio

BlackRock India Fund

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology

    Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

BlackRock World Gold Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock Emerging Market Local Debt     Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income

    Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock Intermediate Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund

BlackRock Emerging Market Allocation     Portfolio

BlackRock Global Allocation Fund

BlackRock Managed Volatility Portfolio

BlackRock Multi-Asset Income Portfolio

BlackRock Multi-Asset Real Return Fund

BlackRock Strategic Risk Allocation Fund

BlackRock Prepared Portfolios

Conservative Prepared Portfolio

Moderate Prepared Portfolio

Growth Prepared Portfolio

Aggressive Growth Prepared Portfolio

LifePath Active Portfolios
2015 2040
2020 2045
2025 2050
2030 2055
2035

LifePath Portfolios
Retirement 2040
2020 2045
2025 2050
2030 2055
2035

LifePath Index Portfolios
Retirement 2040
2020 2045
2025 2050
2030 2055
2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

See Notes to Financial Statements.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	MARCH 31, 2013	27

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

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CapApp-3/13-SAR

BLACKROCK®

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date:	June 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date:	June 3, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date:	June 3, 2013

3